LOANS AND NOTES PAYABLE Q - Repayment Obligation (Details) - Senior Notes $ in Thousands	Sep. 30, 2025 USD ($)
Debt Instrument [Line Items]
2025	$ 0
2026	445,000
2027	0
2028	433,471
2029	402,500
Total	$ 1,280,971